Rule 497 (e)
                                                             File No. 333-171759



                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

                    FIRST TRUST SWITZERLAND ALPHADEX(R) FUND

                                  (the "Fund")

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2014

                               DATED MAY 5, 2014


      1. In the "Summary Information -- First Trust Switzerland AlphaDEX(R) Fund -- Fees and Expenses of the Fund" section, the "Shareholder Fees" table is replaced in its entirety with the following:

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%




   PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE